Commitments and Contingencies (Purchase Commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 89.4
2014	8.1
2015	8.1
2016	8.1
2017	8.0
Thereafter	0
Total minimum unconditional purchase commitments	$ 121.7